Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	87,186,835	87,186,835
Retirement of treasury shares	(2,615,605)
Shares issued ending balance	84,571,230	87,186,835
Treasury shares beginning balance	(11,561,263)	(11,171,363)
Acquisition of treasury shares	0	(389,900)
Disposal of treasury shares	223,605
Retirement of treasury shares	2,615,605
Treasury shares ending balance	(8,722,053)	(11,561,263)
Number of outstanding shares beginning balance	75,625,572	76,015,472
Acquisition of treasury shares	0	(389,900)
Number of outstanding shares ending balance	75,849,177	75,625,572
Disposal of treasury shares	223,605